American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2022

Growth - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 1.4%
Lockheed Martin Corp.	408,881	169,199,047
Air Freight and Logistics — 1.7%
United Parcel Service, Inc., Class B	1,018,825	198,558,804
Auto Components — 0.8%
Aptiv PLC(1)	924,848	97,007,307
Automobiles — 3.4%
Tesla, Inc.(1)	456,258	406,731,194
Beverages — 1.9%
PepsiCo, Inc.	1,300,162	227,476,344
Biotechnology — 3.3%
AbbVie, Inc.	1,798,652	258,124,549
Vertex Pharmaceuticals, Inc.(1)	497,089	139,388,726
		397,513,275
Building Products — 0.8%
Masco Corp.	1,006,318	55,729,891
Trex Co., Inc.(1)	575,369	37,122,808
		92,852,699
Capital Markets — 1.2%
S&P Global, Inc.	379,604	143,084,136
Chemicals — 0.8%
Air Products and Chemicals, Inc.	382,512	94,950,954
Electrical Equipment — 1.7%
Generac Holdings, Inc.(1)	449,168	120,511,774
Rockwell Automation, Inc.	314,973	80,406,308
		200,918,082
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	482,542	87,595,849
Cognex Corp.	984,945	50,212,496
Keysight Technologies, Inc.(1)	648,235	105,403,011
		243,211,356
Energy Equipment and Services — 0.8%
Schlumberger NV	2,728,039	101,019,284
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	916,797	62,131,333
Take-Two Interactive Software, Inc.(1)	390,761	51,865,707
Walt Disney Co.(1)	1,167,136	123,833,130
		237,830,170
Equity Real Estate Investment Trusts (REITs) — 1.0%
Prologis, Inc.	275,073	36,463,677
SBA Communications Corp.	243,694	81,830,008
		118,293,685
Food Products — 0.9%
Mondelez International, Inc., Class A	1,518,333	97,234,045
Vital Farms, Inc.(1)	975,643	11,512,588
		108,746,633
Health Care Equipment and Supplies — 2.1%
DexCom, Inc.(1)	532,533	43,710,309
Edwards Lifesciences Corp.(1)	897,947	90,279,591

IDEXX Laboratories, Inc.(1)	134,695	53,767,550
Intuitive Surgical, Inc.(1)	306,523	70,552,399
		258,309,849
Health Care Providers and Services — 3.4%
Cigna Corp.	561,094	154,502,844
UnitedHealth Group, Inc.	470,026	254,913,901
		409,416,745
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	512,742	56,904,107
Chipotle Mexican Grill, Inc.(1)	64,524	100,929,731
Dutch Bros, Inc., Class A(1)(2)	313,926	11,769,086
Expedia Group, Inc.(1)	336,590	35,695,370
		205,298,294
Household Products — 1.3%
Procter & Gamble Co.	1,098,225	152,554,435
Interactive Media and Services — 7.8%
Alphabet, Inc., Class A(1)	8,020,280	932,918,970
Internet and Direct Marketing Retail — 6.9%
Amazon.com, Inc.(1)	6,176,411	833,506,664
IT Services — 6.7%
Accenture PLC, Class A	341,117	104,470,492
Mastercard, Inc., Class A	206,732	73,139,714
Okta, Inc.(1)	556,442	54,781,715
Twilio, Inc., Class A(1)	442,631	37,535,109
Visa, Inc., Class A	2,505,610	531,464,937
		801,391,967
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	553,003	74,157,702
Repligen Corp.(1)	106,878	22,803,490
		96,961,192
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	616,340	60,050,006
Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A	415,048	113,349,609
Pharmaceuticals — 2.7%
Eli Lilly & Co.	381,090	125,641,562
Novo Nordisk A/S, B Shares	779,285	90,766,249
Zoetis, Inc.	625,120	114,115,656
		330,523,467
Road and Rail — 2.0%
Lyft, Inc., Class A(1)	2,119,334	29,373,969
Uber Technologies, Inc.(1)	2,593,924	60,827,518
Union Pacific Corp.	640,918	145,680,661
		235,882,148
Semiconductors and Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	2,535,967	239,572,803
Analog Devices, Inc.	1,113,864	191,540,053
ASML Holding NV(2)	229,873	132,121,318
GLOBALFOUNDRIES, Inc.(1)(2)	423,057	21,778,974
NVIDIA Corp.	1,727,205	313,712,244
		898,725,392
Software — 17.1%
Cadence Design Systems, Inc.(1)	377,327	70,213,008
Crowdstrike Holdings, Inc., Class A(1)	304,740	55,950,264
Datadog, Inc., Class A(1)	478,699	48,832,085

Microsoft Corp.	5,735,746	1,610,253,332
PagerDuty, Inc.(1)	1,550,926	40,215,511
Paycor HCM, Inc.(1)	486,219	12,977,185
Salesforce, Inc.(1)	384,016	70,666,624
Splunk, Inc.(1)	562,749	58,475,249
UiPath, Inc., Class A(1)	1,699,385	31,149,727
Workday, Inc., Class A(1)	401,978	62,346,788
		2,061,079,773
Specialty Retail — 2.2%
Home Depot, Inc.	560,253	168,602,538
Ross Stores, Inc.	282,217	22,932,953
TJX Cos., Inc.	1,186,217	72,549,032
		264,084,523
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	7,435,597	1,208,358,868
Textiles, Apparel and Luxury Goods — 1.4%
Deckers Outdoor Corp.(1)	102,914	32,233,694
NIKE, Inc., Class B	1,227,143	141,023,273
		173,256,967
TOTAL COMMON STOCKS (Cost $6,281,240,848)		11,873,061,839
SHORT-TERM INVESTMENTS — 2.8%
Discount Notes(3) — 0.2%
Federal Home Loan Bank Discount Notes, 2.09%, 8/1/22	20,000,000	20,000,000
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	94,944	94,944
State Street Navigator Securities Lending Government Money Market Portfolio(4)	165,869,417	165,869,417
		165,964,361
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $18,712,751), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $18,353,384)		18,350,050
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 2/15/42, valued at $131,140,416), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $128,592,892)		128,569,000
		146,919,050
TOTAL SHORT-TERM INVESTMENTS (Cost $332,883,411)		332,883,411
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $6,614,124,259)		12,205,945,250
OTHER ASSETS AND LIABILITIES — (1.6)%		(187,330,144)
TOTAL NET ASSETS — 100.0%		$12,018,615,106

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,344,705	USD	2,466,123	JPMorgan Chase Bank N.A.	9/30/22	$(59,793)
EUR	3,321,665	USD	3,478,481	JPMorgan Chase Bank N.A.	9/30/22	(69,514)
EUR	4,806,644	USD	4,950,281	JPMorgan Chase Bank N.A.	9/30/22	(17,306)
EUR	4,347,473	USD	4,455,030	JPMorgan Chase Bank N.A.	9/30/22	6,706
USD	97,052,063	EUR	91,785,415	JPMorgan Chase Bank N.A.	9/30/22	2,854,289
USD	3,143,457	EUR	2,950,420	JPMorgan Chase Bank N.A.	9/30/22	115,493
USD	2,493,855	EUR	2,442,401	JPMorgan Chase Bank N.A.	9/30/22	(12,738)
USD	3,852,899	EUR	3,771,067	JPMorgan Chase Bank N.A.	9/30/22	(17,281)
USD	4,905,887	EUR	4,806,644	JPMorgan Chase Bank N.A.	9/30/22	(27,088)
USD	3,872,268	EUR	3,790,606	JPMorgan Chase Bank N.A.	9/30/22	(17,965)
USD	3,279,029	EUR	3,204,430	JPMorgan Chase Bank N.A.	9/30/22	(9,622)
USD	5,178,258	EUR	5,041,115	JPMorgan Chase Bank N.A.	9/30/22	4,650
USD	3,676,113	EUR	3,595,214	JPMorgan Chase Bank N.A.	9/30/22	(13,592)
						$2,736,239

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	613	September 2022	$126,691,775	$5,659,023
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $164,197,102. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $169,519,389, which includes securities collateral of $3,649,972.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	11,650,174,272	222,887,567	—
Short-Term Investments	165,964,361	166,919,050	—
	11,816,138,633	389,806,617	—
Other Financial Instruments
Futures Contracts	5,659,023	—	—
Forward Foreign Currency Exchange Contracts	—	2,981,138	—
	5,659,023	2,981,138	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	244,899	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.